Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2021
Accrued Liabilities
Schedule of accrued liabilities
	November 30,	November 30,
	2021	2020
	$	$
Professional fees	106,417	144,866
Board of Directors fees	189,220	230,812
Litigation settlement fee (Note 16)	400,000	600,000
Interest	472,357	266,498
Other	1,104,616	538,096
	2,272,610	1,780,272